OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Other Liabilities (Tables) [Abstract]
Schedule Of Other Liabilities [Text Block]
Schedule of Other Liabilities
	12/31/2010	12/31/2009
Payable to merchants for credit card transactions	38,198	26,181
Contingent liabilities (Note 30b)	9,642	7,651
Derivative liabilities:
Swaps	2,017	2,344
Options	3,044	2,720
Forwards	1,188	547
Credit derivatives	127	106
Futures	55	25
Other	243	539
Taxes (other than income)	5,555	3,701
Taxes payable and challenged in court (Note 30b)	5,094	6,337
Collection of third-party taxes, social contributions and other	4,431	3,563
Payable for securities purchased (trade date)	4,309	1,720
Labor liabilities	3,426	2,776
Taxes on income	1,523	1,467
Interest on stockholders' equity payable	1,451	2,517
Payable related to acquisitions (Note 35)	645	548
Stock-based compensation (Note 26)	525	618
Foreign exchange portfolio, net	320	164
Accrued pension plan benefits (Note 25c)	123	196
Fair value of guarantees granted (Note 29e)	108	68
Deferred credits related to strategic partnership with CBD and LASA	72	109
Other	5,880	4,824
Total	87,975	68,721